Investments (Details) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended								1 Months Ended		12 Months Ended
	Jan. 31, 2010	Dec. 31, 2011 Ratio	Dec. 31, 2010	Jul. 31, 2011 Shanghai Advanced Traction Battery Systems, Co. Ltd.	Jan. 31, 2011 Shanghai Advanced Traction Battery Systems, Co. Ltd.	Jul. 31, 2010 Shanghai Advanced Traction Battery Systems, Co. Ltd.	Dec. 31, 2009 Shanghai Advanced Traction Battery Systems, Co. Ltd. M	Dec. 31, 2011 Shanghai Advanced Traction Battery Systems, Co. Ltd.	Dec. 31, 2010 Shanghai Advanced Traction Battery Systems, Co. Ltd.	Dec. 31, 2011 24M Technologies, Inc.	Aug. 31, 2010 24M Technologies, Inc.	Jan. 31, 2010 Cost-Method Investments	Dec. 31, 2010 Cost-Method Investments	Dec. 31, 2011 Fisker
Investment disclosures
Common stock, fair market value	$ 7,500,000		$ 7,495,000									$ 7,500,000
Required amount to invest into the joint venture							4,700,000
Required period to invest into the joint venture (in months)							15
Interest in the joint venture (as a percent)							49.00%				12.00%
Purchase of interest in a company or joint venture		3,287,000	14,862,000	1,400,000	1,400,000	1,900,000						13,000,000
Investments		11,897,000	21,508,000					3,000,000	900,000	0			20,500,000	8,900,000
Losses on investments accounted for under the equity method		800,000	1,000,000
Preferred stock to common stock conversion ratio		2
Impairment of long-term investment		$ 11,612,000												$ 11,600,000